Trust Agreement (Schedule Of Brokerage Rates Based On Net Capital Investment Levels Or Investments In Asset-based Fee Or Fixed Fee Investment Programs) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Brokerage Rates [Line Items]
Brokerage Fees	7.00%
Net Capital Investments	$ 100,000
$100,000 - $499,999 [Member]
Brokerage Rates [Line Items]
Brokerage Fees	6.50%
$100,000 - $499,999 [Member] | Maximum [Member]
Brokerage Rates [Line Items]
Net Capital Investments	$ 499,999
$100,000 - $499,999 [Member] | Minimum [Member]
Brokerage Rates [Line Items]
Net Capital Investments	$ 100,000
$500,000 - $999,999 [Member]
Brokerage Rates [Line Items]
Brokerage Fees	6.00%
$500,000 - $999,999 [Member] | Maximum [Member]
Brokerage Rates [Line Items]
Net Capital Investments	$ 999,999
$500,000 - $999,999 [Member] | Minimum [Member]
Brokerage Rates [Line Items]
Net Capital Investments	$ 500,000
Greater Than $1,000,000 [Member]
Brokerage Rates [Line Items]
Brokerage Fees	5.50%
Net Capital Investments	$ 1,000,000
Asset-based Or Fixed Fee Investment Programs [Member]
Brokerage Rates [Line Items]
Brokerage Fees	4.00%